Long-Term Debt (Details Of Long-Term Debt, Weighted Average Interest Rates And Due Dates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 869.5	$ 1,055.4
Less current maturities	181.1	201.5
Noncurrent portion of long-term debt	688.4	853.9
Term notes
Debt Instrument [Line Items]
Long-term debt	828.4	1,028.0
Stated Interest Rate	4.80%	4.40%
Due Date Through	2022	2022
Industrial development bonds, principally variable interest rates
Debt Instrument [Line Items]
Long-term debt	19.9	19.9
Stated Interest Rate	0.20%	0.40%
Due Date Through	2030	2030
Commercial paper
Debt Instrument [Line Items]
Long-term debt	16.0	0
Stated Interest Rate	0.20%	0.00%
Due Date Through	2017	0
Capitalized leases (primarily machinery, vehicle and office equipment)
Debt Instrument [Line Items]
Long-term debt	4.4	6.5
Capitalized leases (primarily machinery, vehicle and office equipment)
Debt Instrument [Line Items]
Long-term debt	$ 0.8	$ 1.0